Prepayments and Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets, Net [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

NOTE 10 — PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets is presented net of allowance for expected credit losses:

	As of December 31,
	2023	2024
Prepayments and other current assets	$92,494	$68,699
Less: allowance for expected credit losses	(745)	(877)
Total	$91,749	$67,822

The movement of allowance for expected credit losses is as follows:

	As of December 31,
	2023	2024
Balance at beginning of the year	$—	$(745)
Provision	(745)	(132)
Total	$(745)	$(877)